December 16, 2016 Via EDGAR
ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE
MILWAUKEE, WISCONSIN  53202-5306
414.271.2400 TEL
414.297.4900  FAX
foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
082961-0137

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Hennessy Funds Trust
File Nos. 033-52154 and 811-07168

Ladies and Gentlemen:

On behalf of Hennessy Funds Trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 45 to the Trust’s Form N-1A Registration Statement, including exhibits.  The Trust is filing Post-Effective Amendment No. 45 pursuant to Rule 485(a)(1) to add Institutional Class shares to the Hennessy Gas Utility Fund and to amend the principal investment strategy of the Hennessy Technology Fund, each an existing series of the Trust.  The prospectus and the statement of additional information for the Institutional Class shares of the Hennessy Gas Utility Fund and the Investor Class and Institutional Class shares of the Hennessy Technology Fund, which are part of the Registration Statement, have each been marked as changed at the beginning and end of the applicable document.  The current prospectus and statement of additional information for any other series or class of the Trust are not changed by the filing of this Post-Effective Amendment No. 45 to the Trust’s Registration Statement.

The Trust has designated on the facing sheet of Post-Effective Amendment No. 45 that such Post-Effective Amendment become effective sixty days after filing pursuant to Rule 485(a)(1).  Please note that the Trust will file a post-effective amendment pursuant to Rule 485(b) to, among other things, respond to any comments that the staff may have.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

 Peter D. Fetzer
Attachments
cc:	Jennifer Cheskiewicz (w/o enclosures)

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.